Stock-based Compensation - Schedule of Stock Options (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Options Beginning balance	3,461,340	3,088,195	3,000,657
Weighted average exercise price Beginning Balance	$ 4.91	$ 6.86	$ 9.11
Number of Options Granted	2,252,781	1,128,980	1,172,000
Number of Options Exercised	(11,625)	(13,375)
Number of Options Forfeited	(733,636)	(742,460)	(1,084,462)
Number of Options Ending balance	4,968,860	3,461,340	3,088,195	3,000,657
Number of Options Vested or expected to vest Ending balance	4,312,021
Number of Options Exercisable, ending balance	1,719,343
Weighted average exercise price Granted	$ 2.04	$ 2.12	$ 1.50
Weighted average exercise price Exercised	$ 1.62	$ 1.62
Weighted average exercise price Forfeited	$ 4.54	$ 8.85	$ 7.39
Weighted average exercise price Ending Balance	$ 3.67	$ 4.91	$ 6.86	$ 9.11
Weighted average exercise price Vested or expected to vest Ending Balance	$ 3.92
Weighted average exercise price Ending Balance, exercisable	$ 6.35
Weighted Average remaining contractual life	2 years 11 days	2 years 9 months 7 days	3 years 5 months 1 day	3 years 11 months 19 days
Weighted Average remaining contractual life	1 year 11 months 23 days
Weighted Average remaining contractual life	1 year 6 months 29 days
Aggregate Intrinsic Value Ending balance		$ 5,901	$ 37
Aggregate Intrinsic Value Vested or expected to vest Ending balance	0
Exercisable, Aggregate Intrinsic Value	$ 0